UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               Form 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended: September 30, 2001

     Check here if Amendment [ ]; Amendment Number: ___________

          This Amendment (Check only one):

               [_]  is a restatement.

               [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:        Thomas W. Smith
                 ---------------------------------------------------------------
    Address:     323 Railroad Avenue     Greenwich          CT            06830
                 ---------------------------------------------------------------
                 (Street)                (City)             (State)       (Zip)

    Form 13F File Number:   28-1909

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:     Thomas W. Smith
         Title:    Investment Manager
         Phone:    203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
--------------------------------------------------------------------------------
[Signature]

         Greenwich, CT
--------------------------------------------------------------------------------
[City, State]

         November 14, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


     Number of Other Included Managers:               1
                                                    -------------
     Form 13F Information Table Entry Total:          38
                                                    -------------
     Form 13F Information Table Value Total:          $1,032,450 (thousands)
                                                    -------------


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

No.         Form 13F File No.:              Name:
---         -----------------               ----
01          28-3444                         Thomas N. Tryforos
-------     --------------------------      ------------------------------------

-------     --------------------------      ------------------------------------

-------     --------------------------      ------------------------------------

-------     --------------------------      ------------------------------------

-------     --------------------------      ------------------------------------

     FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/   SH/ PUT/   INVSTMT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP       (x$1000)   PRN AMT   PRN CALL   DSCRETN  MANAGERS   SOLE    SHARED   NONE
    --------------            --------------   -----       --------   -------   --- ----   -------  --------   ----    ------   ----
POSITION A                         COM                       25664     577100   SH         OTHER        01    577100
POSITION B                         COM                       30638     982355   SH         SOLE               982355
POSITION B                         COM                      222393    7130714   SH         OTHER        01   7130714
POSITION C                         COM                        3469     277502   SH         SOLE               277502
POSITION C                         COM                       44063    3525064   SH         OTHER        01   3525064
COPART, INC.                       COM        2172041061      9549     340906   SH         SOLE               340906
COPART, INC.                       COM        2172041061     48552    1733396   SH         OTHER        01   1733396
CREDIT ACCEPTANCE CORP             COM        225310101       2793     319550   SH         SOLE               319550
CREDIT ACCEPTANCE CORP             COM        225310101      35629    4076500   SH         OTHER        01   4076500
CATALINA MARKETING                 COM        148867104       3330     118920   SH         SOLE               118920
CATALINA MARKETING                 COM        148867104      70846    2530200   SH         OTHER        01   2530200
CONSECO, INC.                      COM        208464107       1893     260768   SH         SOLE               260768
CONSECO, INC.                      COM        208464107      17791    2450571   SH         OTHER        01   2450571
CONSECO, INC.                      COM        208464907          3       2500   SH  CALL   OTHER        01      2500
FASTENAL CO.                       COM        3119001044       397       6960   SH         SOLE                 6960
FASTENAL CO.                       COM        3119001044     52632     923695   SH         OTHER        01    923695
INDYMAC MORTGAGE HOLDINGS          COM        4566071001       542      20000   SH         SOLE                20000
IRON MOUNTAIN, INC.                COM        46284P104      13926     335963   SH         SOLE               335963
IRON MOUNTAIN, INC.                COM        46284P104     127669    3080080   SH         OTHER        01   3080080
KEANE INC.                         COM        4866651023         7        500   SH         SOLE                  500
KEANE INC.                         COM        4866651023     26235    1922000   SH         OTHER        01   1922000
MACDERMID, INC.                    COM        554273102        416      23000   SH         SOLE                23000
MACDERMID, INC.                    COM        554273102      28460    1574108   SH         OTHER        01   1574108
MEMBERWORKS INC.                   COM        5860021070      2918     124188   SH         SOLE               124188
MEMBERWORKS INC.                   COM        5860021070     26910    1145100   SH         OTHER        01   1145100
ORTHODONTIC CTRS. OF AMER.         COM        68750P103       6450     314620   SH         SOLE               314620
ORTHODONTIC CTRS. OF AMER.         COM        68750P103      51377    2506200   SH         OTHER        01   2506200
PRE-PAID LEGAL SERVICES. INC.      COM        7400651007      3649     352201   SH         SOLE               352201
PRE-PAID LEGAL SERVICES. INC.      COM        7400651007     28807    2780600   SH         OTHER        01   2780600
SCOTTS COMPANY                     COM        8101861065      4361     104333   SH         SOLE               104333
STATE STREET CORPORATION           COM        8574771031      1246      12010   SH         SOLE                12010
UNITED RENTALS, INC.               COM        9113631090      5793     354740   SH         SOLE               354740
UNITED RENTALS, INC.               COM        9113631090     35715    2187100   SH         OTHER        01   2187100
WALT DISNEY COMPANY                COM        2546871060       300      10497   SH         SOLE                10497
WHOLE FOOD MARKET, INC.            COM        9668371068      9790     232400   SH         SOLE               232400
WHOLE FOOD MARKET, INC.            COM        9668371068     74667    1772500   SH         OTHER        01   1772500
WORLD ACCEPTANCE CORP.             COM        981419104        634      94800   SH         SOLE                94800
WORLD ACCEPTANCE CORP.             COM        981419104      12936    1933600   SH         OTHER        01   1933600